Property and Equipment (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Property and equipment
Less: accumulated depreciation and amortization		$ (1,502,304)	$ (1,318,639)
Property and equipment	111,401	108,534	247,824
Furniture and equipment
Summary of Property and equipment
Property and equipment, Gross		572,459	535,183
Leasehold improvements
Summary of Property and equipment
Property and equipment, Gross		42,564	42,564
Processing equipment
Summary of Property and equipment
Property and equipment, Gross		$ 995,815	$ 988,716